OTHER ASSETS AND LIABILITIES (Details) $ in Thousands	Mar. 31, 2024 CAD ($)	Nov. 21, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Nov. 04, 2022 CAD ($)	Apr. 20, 2022 CAD ($)	Apr. 20, 2022 EUR (€)
Miscellaneous non-current assets [abstract]
Other	$ 14		$ 25
Total	18,416		16,679
Cash flow hedges | Variable fixed interest rate swap instrument
Miscellaneous non-current liabilities [abstract]
Notional amount		$ 300		$ 300
Derivatives, interest rate fixed		4.044%		4.241%
Cross-currency interest rate swap instrument
Miscellaneous non-current liabilities [abstract]
Non-current derivative financial liabilities	14,101		10,718
Cross-currency interest rate swap instrument
Miscellaneous non-current assets [abstract]
Non-current derivative financial assets	17,204		16,187
Cross-currency interest rate swap instrument | Foreign exchange risk related to senior notes
Miscellaneous non-current liabilities [abstract]
Notional amount					$ 175
Derivatives, interest rate received					4.125%	4.125%
Derivatives, interest rate paid					4.169%	4.169%
Cross-currency interest rate swap instrument | Net investment in european operations
Miscellaneous non-current liabilities [abstract]
Notional amount | €						€ 161,142
Derivatives, interest rate received					4.169%	4.169%
Derivatives, interest rate paid					2.351%	2.351%
Variable fixed interest rate swap instrument
Miscellaneous non-current assets [abstract]
Non-current derivative financial assets	$ 1,198		$ 467
Miscellaneous non-current liabilities [abstract]
Notional amount				$ 300
Derivatives, interest rate fixed				4.241%